AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.3%
Industrials – 28.8%
Aerospace & Defense – 4.9%
Curtiss-Wright Corp.	44,875	$32,318,975
Kratos Defense & Security Solutions, Inc.(a)(b)	482,649	30,431,020
Rocket Lab Corp.(a)	844,438	69,674,579

		132,424,574

Building Products – 1.4%
Zurn Elkay Water Solutions Corp. - Class C	701,176	36,433,105

Construction & Engineering – 5.7%
API Group Corp.(a)	491,470	22,470,008
Comfort Systems USA, Inc.	49,295	90,715,124
Granite Construction, Inc.	300,786	41,228,737

		154,413,869

Electrical Equipment – 7.7%
Bloom Energy Corp. - Class A(a)	244,405	69,254,601
BWX Technologies, Inc.	156,678	33,903,552
Forgent Power Solutions, Inc.(a)	658,068	24,756,518
Generac Holdings, Inc.(a)	124,046	32,156,445
Nextpower, Inc. - Class A(a)(b)	386,555	46,050,297

		206,121,413

Ground Transportation – 1.4%
Saia, Inc.(a)	84,191	37,786,605

Machinery – 3.7%
Crane Co.	161,653	28,730,588
ITT, Inc.	153,064	32,807,738
RBC Bearings, Inc.(a)	62,263	37,301,140

		98,839,466

Professional Services – 2.8%
FTI Consulting, Inc.(a)(b)	204,652	36,694,103
Planet Labs PBC(a)(b)	1,083,708	40,064,685

		76,758,788

Trading Companies & Distributors – 1.2%
Applied Industrial Technologies, Inc.	108,436	33,154,307

		775,932,127

Information Technology – 21.9%
Electronic Equipment, Instruments & Components – 4.4%
Coherent Corp.(a)	86,428	27,631,896
Fabrinet(a)(b)	90,854	62,095,983
Littelfuse, Inc.	69,105	27,930,168

		117,658,047

IT Services – 2.3%
DigitalOcean Holdings, Inc.(a)	396,837	38,266,992
MongoDB, Inc.(a)	96,322	24,160,447

		62,427,439

Semiconductors & Semiconductor Equipment – 12.3%
Credo Technology Group Holding Ltd.(a)	328,149	57,101,207
FormFactor, Inc.(a)	197,692	26,872,274
Lattice Semiconductor Corp.(a)	464,562	56,806,641
MACOM Technology Solutions Holdings, Inc.(a)	145,754	41,045,784
MKS, Inc.	145,754	41,357,697
Nova Ltd.(a)(b)	70,032	35,046,114
Semtech Corp.(a)(b)	410,517	43,124,811
Teradyne, Inc.	86,074	29,563,837

		330,918,365

Software – 2.9%
Klaviyo, Inc. - Class A(a)	868,163	17,441,395
Procore Technologies, Inc.(a)	535,619	30,305,323
Runway AI, Inc.(a)(c)(d)	391,571	5,446,753
Samsara, Inc. - Class A(a)(b)	929,802	26,722,509

		79,915,980

		590,919,831

Company	Shares	U.S. $ Value

Health Care – 19.1%
Biotechnology – 12.1%
Apogee Therapeutics, Inc.(a)(b)	216,053	$17,908,633
Ascendis Pharma A/S(a)	61,486	14,103,659
Bridgebio Pharma, Inc.(a)	370,443	26,342,202
CG oncology, Inc.(a)(b)	266,728	17,801,427
Denali Therapeutics, Inc.(a)	664,219	12,434,180
Dianthus Therapeutics, Inc.(a)(b)	177,120	15,551,136
Erasca, Inc.(a)	636,882	6,782,793
Halozyme Therapeutics, Inc.(a)	305,157	19,426,294
Insmed, Inc.(a)	312,873	42,653,976
Kymera Therapeutics, Inc.(a)(b)	186,016	15,080,317
Madrigal Pharmaceuticals, Inc.(a)	20,760	10,741,016
Natera, Inc.(a)	119,274	24,589,528
Neurocrine Biosciences, Inc.(a)	213,095	28,058,219
Newamsterdam Pharma Co. NV(a)	291,102	8,313,873
Nuvalent, Inc. - Class A(a)	164,856	16,531,760
Relay Therapeutics, Inc.(a)	538,580	6,979,997
Rhythm Pharmaceuticals, Inc.(a)	196,524	15,989,193
Vera Therapeutics, Inc.(a)	308,300	10,978,563
Xenon Pharmaceuticals, Inc.(a)	292,115	16,370,124

		326,636,890

Health Care Equipment & Supplies – 2.3%
AtriCure, Inc.(a)	751,575	21,126,773
Glaukos Corp.(a)	282,899	40,644,099

		61,770,872

Health Care Providers & Services – 2.9%
BrightSpring Health Services, Inc.(a)(b)	752,390	36,092,148
Guardant Health, Inc.(a)	389,787	33,942,652
Lumexa Imaging Holdings, Inc.(a)	684,175	6,547,555

		76,582,355

Life Sciences Tools & Services – 0.8%
Repligen Corp.(a)	179,983	21,293,789

Pharmaceuticals – 1.0%
Edgewise Therapeutics, Inc.(a)	408,400	12,644,064
Ocular Therapeutix, Inc.(a)(b)	885,803	8,299,974
Structure Therapeutics, Inc. (ADR)(a)	161,888	6,710,258

		27,654,296

		513,938,202

Consumer Discretionary – 10.8%
Hotels, Restaurants & Leisure – 3.1%
Cava Group, Inc.(a)	475,617	44,427,384
Viking Holdings Ltd.(a)	467,762	38,314,385

		82,741,769

Household Durables – 1.4%
SharkNinja, Inc.(a)	334,468	38,641,088

Specialty Retail – 3.1%
Burlington Stores, Inc.(a)	108,936	34,860,609
Murphy USA, Inc.	82,598	48,567,624

		83,428,233

Textiles, Apparel & Luxury Goods – 3.2%
Amer Sports, Inc.(a)	1,015,842	35,625,579
On Holding AG - Class A(a)(b)	614,524	21,883,200
Ralph Lauren Corp.	75,925	27,229,742

		84,738,521

		289,549,611

Financials – 7.1%
Banks – 1.0%
East West Bancorp, Inc.	210,920	26,675,052

Capital Markets – 3.0%
Affiliated Managers Group, Inc.	86,428	25,467,739
Marex Group PLC	441,320	23,544,422

Company	Shares	U.S. $ Value
Stifel Financial Corp.	391,121	$30,824,246

		79,836,407

Consumer Finance – 2.4%
Figure Technology Solutions, Inc. - Class A(a)(b)	589,219	20,681,587
FirstCash Holdings, Inc.	205,876	44,926,261

		65,607,848

Financial Services – 0.7%
Chime Financial, Inc. - Class A(a)(b)	902,303	19,724,343

		191,843,650

Energy – 3.4%
Energy Equipment & Services – 1.4%
TechnipFMC PLC	497,945	37,629,704

Oil, Gas & Consumable Fuels – 2.0%
DT Midstream, Inc.	132,692	19,637,089
Permian Resources Corp. - Class A	628,720	13,592,927
Uranium Energy Corp.(a)	1,356,816	20,202,990

		53,433,006

		91,062,710

Materials – 2.7%
Chemicals – 1.2%
Albemarle Corp.	156,781	30,838,823

Metals & Mining – 1.5%
Alcoa Corp.	347,569	22,171,426
MP Materials Corp.(a)(b)	284,254	18,772,134

		40,943,560

		71,782,383

Consumer Staples – 1.3%
Food Products – 1.3%
Freshpet, Inc.(a)	529,470	35,675,689

Communication Services – 1.2%
Entertainment – 1.2%
TKO Group Holdings, Inc.	166,828	31,045,023

Total Common Stocks (cost $1,890,472,771)		2,591,749,226

INVESTMENT COMPANIES – 0.8%
Funds and Investment Trusts – 0.8%
iShares Russell 2000 Growth ETF(b)(e) (cost $9,495,509)	57,878	20,829,134

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(e)(f)(g) (cost $87,919,585)	87,919,585	87,919,585

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $1,987,887,865)		2,700,497,945

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(e)(f)(g) (cost $5,767,823)	5,767,823	5,767,823

Total Investments – 100.5% (cost $1,993,655,688)(h)		2,706,265,768
Other assets less liabilities – (0.5%)		(13,989,026)

Net Assets – 100.0%		$2,692,276,742

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of April 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $793,743,369 and gross unrealized depreciation of investments was $(81,133,289), resulting in net unrealized appreciation of $712,610,080.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

April 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Industrials	$775,932,127	$-0-	$-0-	$775,932,127
Information Technology	585,473,078	-0-	5,446,753	590,919,831
Health Care	513,938,202	-0-	-0-	513,938,202
Consumer Discretionary	289,549,611	-0-	-0-	289,549,611
Financials	191,843,650	-0-	-0-	191,843,650
Energy	91,062,710	-0-	-0-	91,062,710
Materials	71,782,383	-0-	-0-	71,782,383
Consumer Staples	35,675,689	-0-	-0-	35,675,689
Communication Services	31,045,023	-0-	-0-	31,045,023
Investment Companies	20,829,134	-0-	-0-	20,829,134
Short-Term Investments	87,919,585	-0-	-0-	87,919,585
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,767,823	-0-	-0-	5,767,823

Total Investments in Securities	2,700,819,015	-0-	5,446,753	2,706,265,768
Other Financial Instruments(a)	-0-	-0-	-0-	-0-

Total	$2,700,819,015	$-0-	$5,446,753	$2,706,265,768

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2026 is as follows:

Fund	Market Value 7/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$65,585	$735,228	$712,893	$87,920	$1,550
AB Government Money Market Portfolio*	55,682	444,813	494,727	5,768	1,433
	$121,267	$1,180,041	$1,207,620	$93,688	$2,983

*	Investments of cash collateral for securities lending transactions.